Disclosure of detailed information about financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Cash and cash equivalents	$ 36,797	$ 41,642	$ 13,685
Short-term deposits	20,091	15,020
Marketable securities	2
Trade receivables	7,679	5,395
Other receivables	2,103	438
Trade and other payables	7,369
Derivative liabilities	85	$ 536
Available- for-sale financial assets [Member]
Statement [Line Items]
Cash and cash equivalents	0
Short-term deposits	0
Marketable securities	2
Trade receivables	0
Other receivables	0
Trade and other payables	0
Derivative liabilities	0
Loans and receivables [Member]
Statement [Line Items]
Cash and cash equivalents	36,797
Short-term deposits	20,091
Marketable securities	0
Trade receivables	7,679
Other receivables	2,103
Trade and other payables	7,369
Derivative liabilities	85
Financial assets/ liabilities at fair value through P&L [Member]
Statement [Line Items]
Cash and cash equivalents	0
Short-term deposits	0
Marketable securities	0
Trade receivables	0
Other receivables	0
Trade and other payables	0
Derivative liabilities	0
Financial liabilities at amortized cost [Member]
Statement [Line Items]
Cash and cash equivalents	0
Short-term deposits	0
Marketable securities	0
Trade receivables	0
Other receivables	0
Trade and other payables	0
Derivative liabilities	$ 0